Note 1 - Basis of Presentation and General Information - Revenues from Significant Charterers (Details) - Customer Concentration Risk [Member] - Sales Revenue, Net [Member]	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Concentration risk percentage	90.00%	94.00%
Major Customer A [Member]
Concentration risk percentage	28.00%	29.00%
Major Customer B [Member]
Concentration risk percentage	28.00%	29.00%
Major Customer C [Member]
Concentration risk percentage	11.00%	16.00%
Major Customer D [Member
Concentration risk percentage	23.00%	20.00%